Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.8%
Alabama — 3.6%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,523,738
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,130,650 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,848,784 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,009,251 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,224,637
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,251,822
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,023,875
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,477,568
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,033,582 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	2,996,886 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,854,597
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	7,325,000	7,657,134 (a)(b)
Total Alabama				63,032,524
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	774,219
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,002,130
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	743,517
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,098,740
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,026,048
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,708,739
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,304,071
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,837,710
Total Alaska				9,495,174
Arizona — 2.6%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	706,180
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	860,747
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,333,837
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,616,945 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,046,022 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,922,082 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,483,853 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	1,200,000	1,203,801 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,783,328 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,364,140 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,139,576 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$1,600,000	$1,600,147
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,897,800
Total Arizona				45,958,458
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,323,785 (c)
California — 8.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,040,934
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,247,363
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,269,995 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	22,225,288 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,665,711 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,037,798 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,376,579 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	18,600,000	19,664,709 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	8,796,357 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,604,389 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,398,471 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	489,769 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	5,215,000	5,243,843 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,515,617 (d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/27	3,390,000	3,502,254 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,313,248 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,330,911 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,839,300 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,005,991 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,004,912 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	4,985,362 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,033,918
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,400,000	1,477,027
Series B	6.125%	11/1/29	13,450,000	14,189,283
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,390,943
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,818,445
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,032,744 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,190 (c)(e)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	$2,000,000	$2,035,485
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	678,304
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,026,636
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,779,022
Total California				150,025,798
Colorado — 3.5%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,009
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,551,779
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,332,031
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,103,176
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,922,233 (a)(b)
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	23,750,000	25,232,967 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	4,993,752 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,467,921 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,624,069 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,799,992 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/28	415,000	440,275
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	6,675,000	6,989,232
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	744,025
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	482,359
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	428,024
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	3,700,000	3,920,604 (d)
Total Colorado				62,057,448
Connecticut — 0.4%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,173,678
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,010,089
Connecticut State, GO, Series C	4.000%	6/1/35	1,525,000	1,538,464
University of Connecticut, Student Fee Revenue, Series A, State Appropriation	5.000%	11/15/43	2,900,000	2,944,321
Total Connecticut				7,666,552
Delaware — 0.4%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	2,981,668
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,198,365
Total Delaware				7,180,033
District of Columbia — 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	507,144
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — continued
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	$500,000	$501,477
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,076,509
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,082,928
Total District of Columbia				10,168,058
Florida — 6.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,765,778 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,497,749 (c)
Series A	5.000%	10/1/27	1,750,000	1,816,641 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,868,924 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,940,597 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,740,516 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,365,381 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,398,009 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,453,985 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,172,402 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,310,946 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,770,287 (c)
Series B	5.000%	9/1/31	10,155,000	10,728,559 (c)
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,278,789
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,019,947
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,062,018
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,900,883 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/47	16,250,000	16,309,067 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/27	5,640,000	5,772,808
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,009,140
Series A, Refunding	5.000%	10/1/27	3,000,000	3,013,711
Series A, Refunding	5.000%	10/1/28	1,000,000	1,004,570
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	2,995,775 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,760,931 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,457,018
Series A, Refunding	4.000%	10/1/37	2,075,000	2,052,968
Series A, Refunding	4.000%	10/1/39	5,175,000	5,004,279
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/27	2,350,000	2,353,641
Series B, Refunding	5.000%	7/1/28	1,000,000	1,001,402
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	$1,020,000	$1,038,636
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	644,737
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,022,135
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,528,385 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,275,599 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	3,994,036 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,302,768
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,021,681
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	429,592
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	653,508
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,256,489
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,400,549
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,097,601
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	858,755
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	850,000	796,875 (d)
Series 2024	4.550%	5/1/44	1,000,000	933,061 (d)
Total Florida				113,081,128
Georgia — 1.6%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,444,888
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,692,260
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	916,005
Series A, Refunding	4.000%	1/1/51	645,000	546,993
Series A, Refunding, AG	4.000%	1/1/46	1,780,000	1,616,835
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,834,743
Series B	5.000%	6/1/29	9,475,000	9,838,990 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,286,878 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,232,000 (a)(b)
Total Georgia				28,409,592
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,044,275
Series F, Refunding	4.000%	1/1/42	2,050,000	1,816,933
Total Guam				2,861,208
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	$5,000,000	$3,951,839
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	1,775,000	2,002,893
Total Hawaii				5,954,732
Illinois — 15.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,697,539
Series 2018	5.000%	4/1/36	1,270,000	1,294,543
Series 2018	5.000%	4/1/37	1,400,000	1,422,536
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,200,334
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,577,439
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,731,005
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,238,055
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,114,227
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,228,862
Series A	5.000%	12/1/33	6,475,000	6,640,347
Series A	5.000%	12/1/35	3,450,000	3,502,143
Series A	5.000%	12/1/40	4,515,000	4,428,537
Series A, Refunding	5.000%	12/1/29	2,500,000	2,597,374
Series B, Refunding	5.000%	12/1/36	3,100,000	3,132,786
Series C, Refunding	5.000%	12/1/25	1,000,000	1,002,632
Series C, Refunding, AG	5.000%	12/1/32	1,000,000	1,034,475
Series D	5.000%	12/1/46	1,000,000	908,641
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,206,498
Series A	5.000%	1/1/40	7,075,000	6,999,882
Series A	5.000%	1/1/44	2,200,000	2,073,111
Series A, Refunding	5.000%	1/1/27	2,250,000	2,296,960 (f)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	3,864,319 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,762,338 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,927,141 (c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,586,109
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,678,795
Series C, Refunding	5.000%	1/1/43	1,570,000	1,570,758 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,511,504 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	5,926,068
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,694,655
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AG	5.250%	1/1/48	2,500,000	2,579,804
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,048,870
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding, AG	5.000%	11/1/28	2,000,000	2,081,848
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Second Lien, Series 2017, Refunding	5.000%	11/1/29	$1,600,000	$1,667,663
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,133,438
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	418,101
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	445,079
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	406,820
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,124,501
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	693,063
Surface Freight Transfer Faciliite, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	4,500,000	4,559,308 (a)(b)(c)(d)(g)
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,575,842
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AG	5.000%	4/1/28	475,000	501,374
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,194,076
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,253,628
Series A	5.000%	3/1/32	3,925,000	4,209,916
Series A	5.000%	3/1/36	1,000,000	1,047,405
Series A	5.000%	5/1/36	4,665,000	4,770,090
Series A	5.000%	5/1/39	4,800,000	4,863,312
Series A, Refunding	5.000%	10/1/27	12,805,000	13,279,910
Series A, Refunding	5.000%	10/1/30	1,275,000	1,333,455
Series B	5.000%	12/1/33	4,000,000	4,278,280
Series B	5.250%	5/1/44	3,550,000	3,627,539
Series B	5.250%	5/1/45	2,500,000	2,542,881
Series B	5.250%	5/1/47	1,000,000	1,010,133
Series B	5.250%	5/1/48	1,250,000	1,259,959
Series B, Refunding	5.000%	9/1/27	6,015,000	6,244,760
Series B, Refunding	5.000%	10/1/27	3,000,000	3,117,883
Series C	5.000%	12/1/41	18,000,000	18,404,726
Series D	5.000%	11/1/27	9,695,000	10,129,981
Series D, Refunding	5.000%	7/1/34	2,300,000	2,462,471
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AG	4.000%	12/1/35	800,000	800,737
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,630,600
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,381,134
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	8,645,812
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	11,400,000	11,163,147
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,076,706
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	646,983
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	6,500,000	2,352,479
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	9,426,100
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A, Refunding, NATL	6.000%	7/1/29	$12,990,000	$13,980,313
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,832,125
University of Illinois, COP, Series C, Refunding	5.000%	3/15/26	1,800,000	1,802,571
Total Illinois				281,854,436
Indiana — 1.1%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,424,380
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,058,145
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,256,807
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019 D, Refunding	5.000%	1/1/26	2,900,000	2,927,116 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,455,003 (c)
Total Indiana				20,121,451
Kansas — 0.0%††

Wyandotte County, KS, Turner USD No 202, GO, Series A, AG	4.000%	9/1/36	775,000	798,405 (e)
Kentucky — 1.9%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,848,522 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,811,341 (a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,498,207
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,042,484
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,103,958 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,307,759 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,374,684 (a)(b)(c)
Total Kentucky				32,986,955
Louisiana — 1.0%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AG	5.000%	12/1/28	2,440,000	2,457,970
Refunding, AG	5.000%	12/1/29	2,000,000	2,014,896
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	7,196,517 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,488,549 (a)(b)
Total Louisiana				18,157,932
Maryland — 0.4%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/27	1,400,000	1,424,345
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/30	1,550,000	1,572,644
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/31	1,000,000	1,013,986
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,569,890
Total Maryland				7,580,865
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — 1.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	$1,000,000	$1,058,180
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,102,977
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,043,936
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,166,082
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,254,848
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,030,118
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,001,445
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	1,500,000	1,527,724
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	524,654
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,036,552
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,935,849
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/33	4,880,000	5,098,613 (c)
Total Massachusetts				25,780,978
Michigan — 1.0%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,093,825
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	997,396 (c)
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,546,708
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	919,227
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,715,173
Michigan State Strategic Fund Ltd. Obligation Revenue:
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,734,957 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	3,956,610 (c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,197,625
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,650,126
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	1,996,967
Total Michigan				17,808,614
Mississippi — 0.6%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,159,133 (a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,338,260
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,762,708
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	1,945,000	1,961,030
Total Mississippi				11,221,131
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — 0.6%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	$1,250,000	$1,175,924
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,339,525 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,095,530 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,528,963 (c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,375,354
Total Missouri				11,515,296
Nebraska — 0.9%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,856,892
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,757,143
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,406,365
Total Nebraska				16,020,400
Nevada — 0.3%

Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,147,576
New Hampshire — 1.2%

National Finance Authority, NH, Revenue, Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	19,000,000	20,558,283
New Jersey — 3.7%
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,028,420
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,026,394
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,399,860
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,715,205
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,046,262 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	935,733
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,838,433
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,200,712
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,136,327
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,596,994
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	4,934,515 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,017,267
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AG	5.000%	7/1/25	2,350,000	2,350,000
University Hospital, Series A, Refunding, AG	5.000%	7/1/28	2,000,000	2,002,604
University Hospital, Series A, Refunding, AG	5.000%	7/1/30	1,200,000	1,201,390
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,104,723
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,267,904
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,434,737
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,191,243
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,880,606
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Transportation Program, Series CC	5.000%	6/15/40	$3,000,000	$3,118,221
Transportation Program, Series CC	5.250%	6/15/50	1,500,000	1,542,901
Transportation Program, Series CC, Unrefunded	5.250%	6/15/46	3,165,000	3,263,187
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,453,383
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,304,491
Series A, Refunding	5.000%	6/1/36	3,000,000	3,042,097
Total New Jersey				65,033,609
New Mexico — 0.3%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	4,600,000	4,877,532 (a)(b)
New York — 10.6%
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	2,700,000	2,599,419 (a)(b)
Series B, Refunding	1.500%	9/1/26	5,500,000	5,376,990 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,804,115 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,691,510
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,282,876
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,929,772
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,195,539
Series A-2	5.000%	5/15/30	5,250,000	5,551,900 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,675,696
Nassau County, NY, Industrial Development Agency, Series B, Escrow	—	—	551,101	0 *(h)(i)(j)
New York City, NY, GO:
Subseries E-1	5.000%	3/1/37	7,000,000	7,187,151
Subseries F-1	4.000%	3/1/38	1,000,000	991,807
Subseries F-1	4.000%	3/1/40	1,500,000	1,425,795
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	500,000	527,249
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,502,804
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,003,638
New York City, NY, TFA, Future Tax Secured Revenue, Subseries C-1	4.000%	5/1/39	3,500,000	3,407,057
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	20,000	21,430 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,862,801
State Supported, Series A	5.000%	3/15/40	6,000,000	6,059,167
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	5.000%	3/15/40	7,500,000	7,673,296
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	9,790,513 (d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,531,264
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,113,552
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$4,750,000	$4,854,003 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,601,408 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,706,940 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,478,288 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	14,469,465 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,571,476 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	1,750,000	1,818,611 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,500,000	1,553,374 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	10,750,000	10,596,287 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,043,313
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,680,618
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,117,131 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	4,750,000	4,284,814 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,100,000	1,299,604 (c)
LaGuardia Airport Terminal B Redevelopment Project, AG	4.000%	7/1/36	21,335,000	20,926,217 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,001,030 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	6,929,445
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,227,292 (c)
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,936,882
Total New York				188,301,539
North Carolina — 0.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,031,998
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,033,449
Total North Carolina				5,065,447
Ohio — 1.6%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,317,204
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,861,588
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$7,100,000	$6,061,572
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,822,312 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,316,205 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,133,541 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,040,104
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	957,143
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	704,685
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	548,278
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,037,198
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,240,137
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	789,094 (c)
Total Ohio				28,829,061
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	3,120,000	3,449,245 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	375,000	407,285 (c)
Total Oklahoma				3,856,530
Oregon — 0.7%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	1,986,382
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,568,933
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,534,507
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,024,149 (a)(b)
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,530,384 (c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,034,561 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,291,470
Total Oregon				11,970,386
Pennsylvania — 4.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	405,083
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	375,400
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	1,750,000	1,648,011
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,391,105
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/26	1,015,000	1,015,195
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/27	390,000	390,142
Penn State Health	4.000%	11/1/35	2,000,000	1,977,324
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	$1,000,000	$1,027,086
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,124,797
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,325,412
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,750,507
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,501,074
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,129,323 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,272,136
Series A-2	4.000%	5/15/42	1,000,000	905,079
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,250,000	1,276,864 (a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,236,021 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	3,899,314 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,405,843 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,002,546 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/37	1,750,000	1,848,756
Series B	5.000%	12/1/38	2,000,000	2,101,107
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,135,377
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/33	6,625,000	6,627,637 (c)
Philadelphia, PA, GO, Series B	5.000%	2/1/36	1,500,000	1,580,045
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,291,827
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	1,380,000	1,401,652
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	4,150,000	4,203,667
Total Pennsylvania				71,248,330
Puerto Rico — 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	7,924,541 (d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,151,335 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	137,197
Restructured, Series A-1	5.375%	7/1/25	85,605	85,605
Restructured, Series A-1	5.625%	7/1/27	169,893	174,878
Restructured, Series A-1	5.625%	7/1/29	167,137	176,373
Restructured, Series A-1	5.750%	7/1/31	162,338	175,209
Restructured, Series A-1	4.000%	7/1/33	153,940	150,305
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,877,493
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,269,818
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,300,256
Restructured, Series A-1	4.000%	7/1/46	167,923	143,669
Subseries CW	0.000%	11/1/43	635,229	391,460 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,340,625 *(k)
Series A	5.000%	7/1/42	3,370,000	1,642,875 *(k)
Series A	5.050%	7/1/42	950,000	463,125 *(k)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Series DDD, Refunding	—	7/1/21	$3,460,000	$1,678,100 *(l)
Series TT	5.000%	7/1/37	4,775,000	2,327,812 *(k)
Series WW	5.500%	7/1/38	840,000	409,500 *(k)
Series XX	5.250%	7/1/40	7,730,000	3,768,375 *(k)
Series ZZ, Refunding	—	7/1/18	250,000	121,250 *(l)
Series ZZ, Refunding	—	7/1/18	850,000	412,250 *(l)
Series ZZ, Refunding	5.250%	7/1/25	370,000	180,375 *(k)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,402,925
Restructured, Series A-1	4.550%	7/1/40	680,000	652,482
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,424,701
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,702,236
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,114,291
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,038,359
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,795,577
Total Puerto Rico				70,432,997
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,531,252
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,023,151
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,586,590
Total Rhode Island				6,140,993
South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.821%	3/1/31	3,000,000	3,090,768 (a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,504,058
Refunding	5.000%	12/1/30	2,250,000	2,252,478
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	4,856,219
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,909,652 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,036,013 (c)
Total South Carolina				18,649,188
Tennessee — 1.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,523,469
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/26	1,750,000	1,782,746 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,852,497 (a)(b)
Total Tennessee				27,158,712
Texas — 7.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	666,612
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	933,734
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	712,533
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,624,502
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	$2,730,000	$2,731,508 (c)
Series 2022	5.000%	11/15/36	3,000,000	3,151,466 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,083,784 (c)
Series B	5.000%	11/15/30	5,640,000	5,971,446 (c)
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	1,500,000	1,581,862
GO, Refunding	5.000%	2/15/30	2,000,000	2,104,897
GO, Refunding	5.000%	2/15/31	2,250,000	2,361,697
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,581,712
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,479,807
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	6,848,416
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,000,640
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,953,358 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,059,269
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,524,756 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,513,754 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,016,100 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,212,216 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,593,065 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,847,876 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,484,979 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,455,826 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,736,811 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,320,896 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,749,563
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,887,799
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	4,833,011
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,267,434 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	1,750,000	1,789,680 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,205,000	1,175,358
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,522,474
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,324,740
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,568,505 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,479,293 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,539,132 (c)
Texas State:
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,611,501
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	$7,000,000	$7,405,980
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,112,437 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,331,537 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,038,426 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,073,589
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,481,480
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,009,824
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	1,837,254
Total Texas				132,592,539
Utah — 0.8%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,048,801 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,292,045
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,925,139
Series 2019	4.000%	10/15/33	600,000	593,798
Series 2019	4.000%	10/15/39	925,000	848,233
Series 2021	4.000%	10/15/32	500,000	493,418
Series 2021	4.000%	10/15/35	400,000	382,925
Series 2021	4.000%	10/15/36	200,000	188,530
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,631,985
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,012,911
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,519,961
Total Utah				13,937,746
Vermont — 0.1%

University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,011,855
Virginia — 0.6%
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	5.250%	7/1/43	1,000,000	1,045,727
Riverside Health System, Series 2023, AG	5.250%	7/1/48	1,500,000	1,540,266
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,425,390
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,050,957
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,123,212 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,053,018
Total Virginia				10,238,570
Washington — 2.1%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,313,737 (c)
Series 2019	5.000%	4/1/32	3,040,000	3,175,902 (c)
Series A	5.000%	5/1/36	4,000,000	4,040,008 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Series B, Refunding	5.000%	8/1/37	$13,185,000	$13,705,650 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,127,661 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,358,440
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,004,763
Total Washington				36,726,161
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	1,400,000	1,394,806 (a)(b)(c)
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,540,915 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,351,679
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,612,873
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,097,383
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,026,031
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,531,097
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,543,929
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,027,037
Total Wisconsin				19,730,944

Total Municipal Bonds (Cost — $1,740,685,180)				1,697,963,757
Municipal Bonds Deposited in Tender Option Bond Trusts(m) — 4.3%
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	24,658,411
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	22,711,775
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	27,885,496

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $77,911,406)				75,255,682
Total Investments before Short-Term Investments (Cost — $1,818,596,586)				1,773,219,439

Short-Term Investments — 1.5%
Municipal Bonds — 1.5%
Florida — 0.0%††

Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	1.920%	11/15/32	100,000	100,000 (n)(o)
Indiana — 0.0%††

Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - TD Bank N.A.	3.950%	11/1/39	300,000	300,000 (n)(o)
Massachusetts — 0.0%††

Massachusetts State DFA Revenue, Boston University Issue, Series U-6E, Refunding, LOC - TD Bank N.A.	3.600%	10/1/42	300,000	300,000 (n)(o)
Mississippi — 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series C	3.650%	12/1/30	1,100,000	1,100,000 (n)(o)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — continued
Chevron USA Inc. Project, Series E	3.650%	12/1/30	$3,090,000	$3,090,000 (n)(o)
Total Mississippi				4,190,000
New Jersey — 0.0%††
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.000%	7/1/31	200,000	200,000 (n)(o)
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua- Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	1.250%	7/1/43	400,000	400,000 (n)(o)
Total New Jersey				600,000
New York — 0.2%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.950%	8/1/40	2,110,000	2,110,000 (n)(o)
Subseries E-5, LOC - TD Bank N.A.	3.950%	3/1/48	500,000	500,000 (n)(o)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	1.950%	11/1/60	200,000	200,000 (n)(o)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.300%	3/15/33	300,000	300,000 (c)(n)(o)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	3.850%	2/1/44	150,000	150,000 (n)(o)
Total New York				3,260,000
North Carolina — 0.0%††

Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	3.850%	1/15/42	400,000	400,000 (n)(o)
Oregon — 0.4%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.900%	8/1/34	7,400,000	7,400,000 (n)(o)
Pennsylvania — 0.6%
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, LOC - TD Bank N.A.	3.950%	8/15/54	10,700,000	10,700,000 (n)(o)
Pennsylvania State Turnpike Commission Revenue, Variable Rate, Refunding, Series B, LOC - TD Bank N.A.	1.920%	12/1/43	300,000	300,000 (n)(o)
Philadelphia, PA, IDA, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	1.920%	10/1/30	100,000	100,000 (n)(o)
Total Pennsylvania				11,100,000

Total Short-Term Investments (Cost — $27,650,000)				27,650,000
Total Investments — 101.6% (Cost — $1,846,246,586)				1,800,869,439
TOB Floating Rate Notes — (2.4)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 0.8%				13,374,296
Total Net Assets — 100.0%				$1,771,848,735

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Intermediate-Term Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The coupon payment on this security is currently in default as of June 30, 2025.
(l)	The maturity principal is currently in default as of June 30, 2025.
(m)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(n)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,697,963,757	$0 *	$1,697,963,757
Municipal Bonds Deposited in Tender Option Bond Trusts	—	75,255,682	—	75,255,682
Total Long-Term Investments	—	1,773,219,439	0 *	1,773,219,439
Short-Term Investments†	—	27,650,000	—	27,650,000
Total Investments	—	$1,800,869,439	$0 *	$1,800,869,439

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report